Provision for post-employment benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provision for post-employment benefits
24. Provision for post-employment benefits

Companies within the Group operate a large number of pension plans, the forms and benefits of which vary with conditions and practices in the countries concerned. The Group’s pension costs are analysed as follows:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Defined contribution plans	154.9	146.7	149.5
Defined benefit plans charge to operating profit	14.8	14.2	11.8
Pension costs (note 5)	169.7	160.9	161.3
Net interest expense on pension plans (note 6)	3.5	3.6	5.4
	173.2	164.5	166.7

Note
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.

Defined benefit plans
The pension costs are assessed in accordance with the advice of local independent qualified actuaries. The latest full actuarial valuations for the various pension plans were carried out at various dates in the last three years. These valuations have been updated by the local actuaries to 31 December 2019. Valuations are as at 31 December 2019 and do not consider the impact of the emergence and spread of the Covid-19 virus.

The Group’s policy is to close existing defined benefit plans to new members. This has been implemented across a significant number of the pension plans.

Contributions to funded plans are determined in line with local conditions and practices. Contributions in respect of unfunded plans are paid as they fall due. The total contributions (for funded plans) and benefit payments (for unfunded plans) paid for 2019 amounted to £37.1 million (2018: £44.9 million, 2017: £68.2 million). Employer contributions and benefit payments in 2020 are expected to be approximately £25 million.

(a) Assumptions
There are a number of areas in pension accounting that involve estimates made by management based on advice of qualified advisors. These include establishing the discount rates, rates of increase in salaries and pensions in payment, inflation, and mortality assumptions. The main weighted average assumptions used for the actuarial valuations at 31 December are shown in the following table:

	2019 % pa	2018 % pa	2017 % pa	2016 % pa
UK
Discount rate 1	2.0	2.8	2.4	2.5
Rate of increase in salaries 2	n/a	n/a	n/a	3.5
Rate of increase in pensions in payment	4.4	4.3	4.1	4.1
Inflation	2.6	2.8	2.7	2.8
North America
Discount rate 1	3.0	4.1	3.5	3.8
Rate of increase in salaries	3.0	3.0	3.1	3.1
Inflation	n/a	n/a	4.0	4.0
Western Continental Europe
Discount rate 1	1.2	2.0	1.9	1.7
Rate of increase in salaries	2.2	2.3	1.9	2.0
Rate of increase in pensions in payment	1.8	1.2	1.2	1.3
Inflation	1.7	1.7	1.7	1.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Discount rate 1	4.6	5.0	4.2	4.2
Rate of increase in salaries	6.1	5.8	5.5	5.9
Inflation	3.7	3.6	4.0	4.0

Notes
1
Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.

2
The salary assumptions are no longer applicable to the UK as the plans were either frozen or bought out since 2017. Active participants will not accrue additional benefits for future services under these plans.

For the Group’s pension plans, the plans’ assets are invested with the objective of being able to meet current and future benefit payment needs, while controlling balance sheet volatility and future contributions. Pension plan assets are invested with a number of investment managers, and assets are diversified among equities, bonds, insured annuities, property and cash or other liquid investments. The primary use of bonds as an investment class is to match the anticipated cash flows from the plans to pay pensions. The Group is invested in high-quality corporate and government bonds which share similar risk characteristics and are of equivalent currency and term to the plan liabilities. Various insurance policies have also been bought historically to provide a more exact match for the cash flows, including a match for the actual mortality of specific plan members. These insurance policies effectively provide protection against both investment fluctuations and longevity risks. The strategic target allocation varies among the individual plans.

Management considers the types of investment classes in which the pension plan assets are invested. The types of investment classes are determined by economic and market conditions and in consideration of specific asset class risk.

Management periodically commissions detailed asset and liability studies performed by third-party professional investment advisors and actuaries that generate probability-adjusted expected future returns on those assets. These studies also project the estimated future pension payments and evaluate the efficiency of the allocation of the pension plan assets into various investment categories.

At 31 December 2019, the life expectancies underlying the value of the accrued liabilities for the main defined benefit pension plans operated by the Group were as follows:

Years life expectancy after age 65	All plans	North America	UK	Western Continental Europe	Other 1
Current pensioners (at age 65) – male	22.2	21.9	23.1	20.8	14.0
Current pensioners (at age 65) – female	23.7	23.3	24.1	23.9	17.4
Future pensioners (current age 45) – male	23.8	23.4	24.7	23.2	14.0
Future pensioners (current age 45) – female	25.4	24.9	25.9	26.0	17.4

Note
1	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

The life expectancies after age 65 at 31 December 2018 were 22.2 years and 23.9 years for male and female current pensioners (at age 65) respectively, and 24.0 years and 25.7 years for male and female future pensioners (current age 45), respectively.

In the determination of mortality assumptions, management uses the most up-to-date
mortality tables available in each country.

The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution of the timing of benefit payments for the next 10 years. The duration corresponds to the weighted average length of the underlying cash flows.

	All plans	North America	UK	Western Continental Europe	Other 1
Weighted average duration of the defined benefit obligation (years)	11.2	9.1	13.8	12.7	8.5
Expected benefit payments over the next 10 years (£m)
Benefits expected to be paid within 12 months	51.4	25.1	15.8	5.8	4.7
Benefits expected to be paid in 2021	45.4	24.5	12.6	5.5	2.8
Benefits expected to be paid in 2022	46.9	26.0	12.7	5.8	2.4
Benefits expected to be paid in 2023	44.4	22.3	12.9	5.7	3.5
Benefits expected to be paid in 2024	42.3	20.9	13.0	5.6	2.8
Benefits expected to be paid in the next five years	216.1	94.7	67.1	32.6	21.7

Note
1	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

The following table presents a sensitivity analysis for each significant actuarial assumption showing how the defined benefit obligation would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. This sensitivity analysis applies to the defined benefit obligation only and not to the net defined benefit pension liability in its entirety, the measurement of which is driven by a number of factors including, in addition to the assumptions below, the fair value of plan assets.

The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant so that interdependencies between the assumptions are excluded. The methodology applied is consistent with that used to determine the recognised defined benefit obligation. The sensitivity analysis for inflation is not shown as it is an underlying assumption to build the pension and salary increase assumptions. Changing the inflation assumption on its own without changing the salary or pension assumptions will not result in a significant change in pension liabilities.

	Increase/(decrease) in benefit obligation
Sensitivity analysis of significant actuarial assumptions	2019 £m	2018 £m
Discount rate
Increase by 25 basis points:
UK	(8.2)	(9.8)
North America	(7.5)	(8.8)
Western Continental Europe	(3.8)	(8.7)
Other 1	(0.7)	(0.7)
Decrease by 25 basis points:
UK	8.5	10.3
North America	7.7	9.1
Western Continental Europe	3.9	9.3
Other 1	0.7	0.7
Rate of increase in salaries
Increase by 25 basis points:
Western Continental Europe	0.8	1.3
Other 1	0.6	0.7
Decrease by 25 basis points:
Western Continental Europe	(0.8)	(1.2)
Other 1	(0.6)	(0.6)
Rate of increase in pensions in payment
Increase by 25 basis points:
UK	0.7	1.3
Western Continental Europe	1.9	5.3
Decrease by 25 basis points:
UK	(0.6)	(0.8)
Western Continental Europe	(1.9)	(5.0)
Life expectancy
Increase in longevity by one additional year:
UK	11.7	13.6
North America	5.9	5.7
Western Continental Europe	4.3	6.9

Note
1	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

(b) Assets and liabilities
At 31 December, the fair value of the assets in the pension plans, and the assessed present value of the liabilities in the pension plans are shown in the following table:

	2019 £m	%	2018 £m	%	2017 £m	%
Equities	55.5	9.1	76.5	9.1	124.6	13.4
Bonds	272.5	44.8	544.9	64.8	520.0	55.9
Insured annuities 1	239.1	39.3	90.9	10.8	178.5	19.2
Property	0.7	0.1	0.9	0.1	1.3	0.1
Cash	17.7	2.9	31.1	3.7	9.9	1.1
Other	23.0	3.8	96.3	11.5	95.7	10.3
Total fair value of assets	608.5	100.0	840.6	100.0	930.0	100.0
Present value of liabilities	(767.5)		(1,024.0)		(1,135.4)
Deficit in the plans	(159.0)		(183.4)		(205.4)
Irrecoverable surplus	–		(0.9)		(0.9)
Net liability 2	(159.0)		(184.3)		(206.3)
Plans in surplus	20.6		42.8		43.9
Plans in deficit	(179.6)		(227.1)		(250.2)

Notes
1
The increase in 2019 from 2018 in the amount of assets held in insured annuities is attributable to the completion of buy-in transactions during 2019 for certain UK plans. The invested assets for these plans, as at 31 December 2018 consisted of a mixture of equities, bonds, cash and other assets, were transferred to an insurance company and, in accordance with IAS 19, all assets for these plans are now classified as insured annuities.

2	The related deferred tax asset is discussed in note 17.

All plan assets have quoted prices in active markets with the exception of insured annuities and other assets.

Surplus/(deficit) in plans by region	2019 £m	2018 £m	2017 £m
UK	0.3	33.7	31.5
North America	(45.2)	(68.7)	(89.2)
Western Continental Europe	(79.4)	(104.6)	(107.7)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(34.7)	(43.8)	(40.0)
Deficit in the plans	(159.0)	(183.4)	(205.4)

Some of the Group’s defined benefit plans are unfunded (or largely unfunded) by common custom and practice in certain jurisdictions. In the case of these unfunded plans, the benefit payments are made as and when they fall due.
Pre-funding
of these plans would not be typical business practice.

The following table shows the split of the deficit at 31 December between funded and unfunded pension plans.

	2019 Surplus/ (deficit) £m	2019 Present value of liabilities £m	2018 Surplus/ (deficit) £m	2018 Present value of liabilities £m	2017 Surplus/ (deficit) £m	2017 Present value of liabilities £m
Funded plans by region
UK	0.3	(247.6)	33.7	(290.5)	31.5	(387.5)
North America	12.8	(286.2)	(4.6)	(375.3)	(21.4)	(385.4)
Western Continental Europe	(33.3)	(77.6)	(35.8)	(168.4)	(37.9)	(173.3)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(3.6)	(20.9)	(6.6)	(19.7)	(4.2)	(15.8)
Deficit/liabilities in the funded plans	(23.8)	(632.3)	(13.3)	(853.9)	(32.0)	(962.0)

Unfunded plans by region
North America	(58.0)	(58.0)	(64.1)	(64.1)	(67.8)	(67.8)
Western Continental Europe	(46.1)	(46.1)	(68.8)	(68.8)	(69.8)	(69.8)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(31.1)	(31.1)	(37.2)	(37.2)	(35.8)	(35.8)
Deficit/liabilities in the unfunded plans	(135.2)	(135.2)	(170.1)	(170.1)	(173.4)	(173.4)

Deficit/liabilities in the plans	(159.0)	(767.5)	(183.4)	(1,024.0)	(205.4)	(1,135.4)

In accordance with IAS 19, plans that are wholly or partially funded are considered funded plans.

(c) Pension expense
The following tables show the breakdown of the pension expense between amounts charged to operating profit and amounts charged to finance costs:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Service cost 2	12.9	12.0	9.4
Administrative expenses	1.9	2.2	2.4
Charge to operating profit	14.8	14.2	11.8
Net interest expense on pension plans	3.5	3.6	5.4
Charge to profit before taxation for defined benefit plans	18.3	17.8	17.2

Not
es
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.

The following tables show the breakdown of amounts recognised in the consolidated statement of comprehensive income (OCI):

	2019 £m	2018 £m	2017 £m
Return on plan assets (excluding interest income)	16.7	(43.9)	13.4
Changes in demographic assumptions underlying the present value of the plan liabilities	5.9	3.8	12.7
Changes in financial assumptions underlying the present value of the plan liabilities	(64.3)	45.2	(17.0)
Experience gain arising on the plan liabilities	5.1	3.8	7.9
Actuarial (loss)/gain recognised in OCI	(36.6)	8.9	17.0

(d) Movement in plan liabilities
The following table shows an analysis of the movement in the pension plan liabilities for each accounting period:

	2019 £m	2018 £m	2017 £m
Plan liabilities at beginning of year	1,024.0	1,135.4	1,209.8
Service cost 1	14.9	15.5	13.0
Interest cost	26.2	30.7	32.9
Actuarial (gain)/loss:
Effect of changes in demographic assumptions	(5.9)	(3.8)	(12.7)
Effect of changes in financial assumptions	64.3	(45.2)	17.0
Effect of experience adjustments	(5.1)	(3.8)	(7.9)
Benefits paid 2	(140.8)	(75.6)	(79.7)
(Gain)/loss due to exchange rate movements	(22.7)	30.0	(36.4)
Settlement payments 3	(47.4)	(70.4)	(1.2)
Transfer to disposal group classified as held for sale	(148.0)	–	–
Other 4	8.0	11.2	0.6
Plan liabilities at end of year	767.5	1,024.0	1,135.4

Notes
1	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
2	In 2019, there was an amendment to a US defined benefit plan that allowed certain participants to receive immediate lump sum pay-outs, which totalled £69.7 million.
3
In 2019 and 2018, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million and £70.4 million, respectively, in settlement payments.

4
Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.

(e) Movement in plan assets
The following table shows an analysis of the movement in the pension plan assets for each accounting period:

	2019 £m	2018 £m	2017 £m
Fair value of plan assets at beginning of year	840.6	930.0	934.2
Interest income on plan assets	22.4	26.3	26.6
Return on plan assets (excluding interest income)	16.7	(43.9)	13.4
Employer contributions	37.1	44.9	68.2
Benefits paid 1	(140.8)	(75.6)	(79.7)
(Loss)/gain due to exchange rate movements	(15.7)	23.0	(28.7)
Settlement payments 2	(47.4)	(70.4)	(1.2)
Administrative expenses	(2.1)	(3.4)	(3.1)
Transfer to disposal group classified as held for sale	(111.1)	–	–
Other 3	8.8	9.7	0.3
Fair value of plan assets at end of year	608.5	840.6	930.0
Actual return on plan assets	39.1	(17.6)	40.0

Notes
1	In 2019, there was an amendment to a US defined benefit plan that allowed certain participants to receive immediate lump sum pay-outs, which totalled £69.7 million.
2
In 2019 and 2018, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million and £70.4 million, respectively, in settlement payments.

3
Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.